Dreyfus Strategic Funds, Inc.

-          Dreyfus Select Managers Small Cap Growth Fund ("DSMSG")

Incorporated herein by reference is a finalized version of the prospectus for DSMSG filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on July 2, 2013 (SEC Accession No. 0000737520-13-000070).